Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
TradersAI Large Cap Equity & Cash ETF
Shareholder Report [Line Items]
Fund Name	TradersAI Large Cap Equity & Cash ETF
Class Name	TradersAI Large Cap Equity & Cash ETF
Trading Symbol	HFSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TradersAI Large Cap Equity & Cash ETF (the "Fund") for the period October 23, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tradersaietfs.com. You can also request this information by contacting us at (844) 679-9559 or by writing to TradersAI Large Cap Equity & Cash ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 679-9559
Additional Information Website	https://tradersaietfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TradersAI Large Cap Equity & Cash ETF	$44	1.25%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.25%
Net Assets	$ 1,503,000
Holdings Count | Holdings	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistic (as of February 28, 2025)

Fund Size (Thousands)	$1,503
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	Sector Type - Investments (% of total net assets) Sector Type - Other Financial Instruments (% of total net assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025)
Top Holdings	(% of Total Net Assets)
E-mini S&P 500 Index	0.1
S&P 500 Index	0.0
E-mini S&P 500 Index	0.0